Long Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			4 Months Ended	11 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 (Member)	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)	Dec. 31, 2012 Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)	Dec. 31, 2012 Own Share Lending Agreement [Member]	Dec. 31, 2011 Own Share Lending Agreement [Member]	Dec. 31, 2010 Own Share Lending Agreement [Member]	Sep. 19, 2011 Own Share Lending Agreement [Member]	Sep. 18, 2011 Own Share Lending Agreement [Member]	Apr. 30, 2010 Own Share Lending Agreement [Member]	Dec. 31, 2012 Expenses Related To Convertible Unsecured Senior Notes (Member)	Dec. 31, 2011 Expenses Related To Convertible Unsecured Senior Notes (Member)	Dec. 31, 2010 Expenses Related To Convertible Unsecured Senior Notes (Member)	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Initial Issuance [Member]	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Initial Issuance [Member]	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Exercise of over allotment option [Member]	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Exercise of over allotment option [Member]
Senior notes interest rate													5.00%
Number of common shares loaned												36,100,000
Nominal lending fee per share												$ 0.01
Outstanding loaned shares, fair value							$ 40,160	$ 70,200
Treasury Stock, Shares, Acquired							10,000,000	1,000,000
Debt Instrument Interest Rate Without Share Lending Agreement												5.50%
Share lending agreement, fair value												14,476
Amortization of issuance costs associated with the share lending agreement							2,983	2,974	2,617
Unamortized balance of own share lending agreement issuance costs							5,707	8,690
Unamortized discount	162,124	192,183											89,031	127,887
Senior notes conversion price										$ 6.9	$ 7.19
Interest and finance cost	210,128	146,173	66,825										73,855	69,144	57,681
Amortization of convertible notes discount	38,855	34,144	26,516										38,855	34,144	26,516
Interest on long-term debt													35,000	35,000	31,165
Carrying amount of liability	4,386,715	4,241,835											610,969	572,113
Debt Instrument, Face Amount				240,000	460,000											220,000	400,000	20,000	60,000
Proceeds from Issuance of Unsecured Debt				237,202	447,810
Convertible Debt				168,483		341,156
Debt Instrument, Increase, Additional Borrowings	982,753
Debt Instrument, Convertible, Carrying Amount of Equity Component				$ 71,517		$ 118,844
Debt Instrument, Convertible, Effective Interest Rate				14.00%		12.00%
Debt Instrument, Convertible, Terms of Conversion Feature	The holders may convert their Notes at any time on or after June 1, 2014 but prior to maturity. However, holders may also convert their Notes prior to June 1, 2014 under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $7.19 per share of common stock or 139.0821 share of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the ten consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company’s common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company’s common stock are made or specified corporate transactions occur. The Notes are unsecured and pay interest semi-annually at a rate of 5% per annum commencing June 1, 2010.